EXHIBIT 99.1

John Deere Owner Trust 2007

Statement to Noteholders

$239,000,000   Class A-1 5.33006% Asset Backed Notes due May 15, 2008

$191,000,000   Class A-2 5.21% Asset Backed Notes due October 15, 2009

$365,000,000   Class A-3 5.04% Asset Backed Notes due July 15, 2011

$205,800,000   Class A-4 5.07% Asset Backed Notes due April 15, 2014

  $15,279,095   Asset Backed Certificates

Payment Date:	15-May-07

(1) Before giving effect to distributions on this Payment Date:

(a) (i) outstanding principal amount of Class A-1 Notes:	$239,000,000.00
(ii) A-1 Note Pool Factor:	1.0000000

(b) (i) outstanding principal amount of Class A-2 Notes:	$191,000,000.00
(ii) A-2 Note Pool Factor:	1.0000000

(c) (i) outstanding principal amount of Class A-3 Notes:	$365,000,000.00
(ii) A-3 Note Pool Factor:	1.0000000

(d) (i) outstanding principal amount of Class A-4 Notes:	$205,800,000.00
(ii) A-4 Note Pool Factor:	1.0000000

(e) (i) Certificate Balance	$15,279,095.00
(ii) Certificate Pool Factor:	1.0000000

(2) Amount of principal being paid on the Notes:

(a) Class A-1 Notes:	$32,452,988.44
per $1,000 original principal amount:	$135.79

(b) Class A-2 Notes:	$0.00
per $1,000 original principal amount:	$0.00

(c) Class A-3 Notes:	$0.00
per $1,000 original principal amount:	$0.00

(d) Class A-4 Notes:	$0.00
per $1,000 original principal amount:	$0.00

(e) Total	$32,452,988.44

(3) (a) Amount of interest being paid on Notes:

(i) Class A-1 Notes:	$743,099.20
per $1,000 original principal amount:	$3.11

(ii) Class A-2 Notes:	$580,480.83
per $1,000 original principal amount:	$3.04

(iii) Class A-3 Notes:	$1,073,100.00
per $1,000 original principal amount:	$2.94

(iv) Class A-4 Notes:	$608,653.50
per $1,000 original principal amount:	$2.96

(v) Total	$3,005,333.53

(4) (a) Pool Balance (excluding accrued interest)
(i) at beginning of related Collection Period:	$1,000,545,167.00
(ii) at end of related Collection Period:	$965,973,572.79

(b) Note Value
(i) at beginning of related Collection Period:	$1,016,079,095.21
(ii) at end of related Collection Period:	$983,626,106.77

(c) Pool Face Amount
(i) at beginning of related Collection Period:	$1,197,529,166.60
(ii) at end of related Collection Period:	$1,155,170,091.29

(5) After giving effect to distributions on this Payment Date:

(a) (i) outstanding principal amount of Class A-1 Notes:	$206,547,011.56
(ii) A-1 Note Pool Factor:	0.8642134

(b) (i) outstanding principal amount of Class A-2 Notes:	$191,000,000.00
(ii) A-2 Note Pool Factor:	1.0000000

(c) (i) outstanding principal amount of Class A-3 Notes:	$365,000,000.00
(ii) A-3 Note Pool Factor:	1.0000000

(d) (i) outstanding principal amount of Class A-4 Notes:	$205,800,000.00
(ii) A-4 Note Pool Factor:	1.0000000

(e) (i) Certificate Balance	$15,279,095.00
(ii) Certificate Pool Factor:	1.0000000

(6) Amount of Servicing Fee:	$833,787.64
per $1,000 original principal amount:	$0.82
(a) Amount of Servicing Fee earned:	$833,787.64
(b) Amount of Servicing Fee paid:	$651,564.38
(c) Amount of Servicing Fee Shortfall:	$182,223.26

(7) Amount of Administration Fee:	$100.00

(8) Aggregate Purchase Amounts for Collection Period:	$0.00

(9)	(i) Amount in Reserve Account:	$15,241,187.00
(ii) Specified Reserve Account Balance:	$15,241,187.00

(10)	(i) Scheduled Payments of Receivables 60 days or more past due:	$8,745.00
(ii) Scheduled Payments of Receivables 60 days or more past due as a percent of the Pool Balance:	0.00%

(11)	(i) Face Amount of Receivables 60 days or more past due:	$138,332.00
	(ii) Face Amount of Receivables 60 days or more past due as a % of the Pool Face Amount:	0.01%
	(iii) Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:	0.01%
	(iv) Rolling three month 60 days or more past due as a % of Pool Balance (Average Delinquency Ratio):	0.01%

(12)	(i) Aggregate amount of net losses for the collection period:	$1,550.55
	(ii) Cumulative amount of net losses:	$1,550.55
	(iii) Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio)	0.00%

(13)	If the payment Date is in April 2009 or October 2009:
	(i) Average Delinquency Ratio Test is met:	NA
	(ii) Cumulative Net Loss Ratio Test is met:	NA
	(iii) Specified Reserve Reduction Trigger is met:	NA
	(iv) Reserve Account reduction as a result of Specified Reserve Reduction Trigger:	NA